Related parties (Detail 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Transactions with other related parties - Financial expenses	$ 0	$ (3,175)	$ 0	$ (4,569)
Merchants
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1,563	284	3,288	466
Preferred Suppliers
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ (9,634)	$ (3,632)	$ (20,623)	$ (5,862)